Note 4 - Acquisitions (Details) (TIR Entities [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Feb. 01, 2015	Feb. 01, 2015	Jan. 21, 2014
TIR Entities [Member]
Note 4 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.90%	49.90%	50.10%
Payments to Acquire Businesses, Gross	$ 52.6